UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         June 27, 2006 to July 25, 2006


Commission File Number of issuing entity: 333-127020-19


                J.P. MORGAN MORTGAGE ACQUISITION CORP. 2006-FRE2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233750, 57-1233753, 57-1233754
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-FRE2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On July 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through Certificates, Series 2006-FRE2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on July 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                              By:     /s/ William C. Buell
                                      ------------------------------------
                                      William C. Buell
                                      Vice President

                              Date:   August 03, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through Certificates, Series 2006-FRE2 relating to the July 25, 2006 distribution.


                                     EX-99.1
                  J.P. Morgan Mortgage Acceptance Corporation,
                                Series 2006-FRE2
                                  July 25, 2006

                                Table of Contents
Distribution Report                                                           2
Factor Report                                                                 3
Delinquent Mortgage Loans                                                    10
Delinquency Trend Group                                                      11
Bankruptcies                                                                 12
Foreclosures                                                                 13
REO Properties                                                               14
REO Property Scheduled Balance                                               15
Principal Payoffs by Group occurred in this Distribution                     15
Realized Loss Group Report                                                   16


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

                  J.P. Morgan Mortgage Acceptance Corporation,
                                Series 2006-FRE2
                                  July 25, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               PRINCIPAL                                                       REALIZED    DEFERRED     PRINCIPAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        267,476,000.00   236,199,140.23   12,307,691.00    1,046,969.09    13,354,660.09     0.00        0.00      223,891,449.23
A2        205,034,000.00   159,229,418.40   12,205,585.60      691,685.96    12,897,271.56     0.00        0.00      147,023,832.80
A3        221,945,000.00   221,945,000.00            0.00      983,786.63       983,786.63     0.00        0.00      221,945,000.00
A4         25,365,000.00    25,365,000.00            0.00      114,066.76       114,066.76     0.00        0.00       25,365,000.00
M1         46,966,000.00    46,966,000.00            0.00      214,233.45       214,233.45     0.00        0.00       46,966,000.00
M2         34,505,000.00    34,505,000.00            0.00      157,949.03       157,949.03     0.00        0.00       34,505,000.00
M3         21,087,000.00    21,087,000.00            0.00       96,697.07        96,697.07     0.00        0.00       21,087,000.00
M4         17,732,000.00    17,732,000.00            0.00       82,883.55        82,883.55     0.00        0.00       17,732,000.00
M5         16,773,000.00    16,773,000.00            0.00       78,671.19        78,671.19     0.00        0.00       16,773,000.00
M6         15,815,000.00    15,815,000.00            0.00       75,451.83        75,451.83     0.00        0.00       15,815,000.00
M7         14,377,000.00    14,377,000.00            0.00       74,382.01        74,382.01     0.00        0.00       14,377,000.00
M8         13,419,000.00    13,419,000.00            0.00       71,587.57        71,587.57     0.00        0.00       13,419,000.00
M9         10,064,000.00    10,064,000.00            0.00       61,796.45        61,796.45     0.00        0.00       10,064,000.00
M10        10,543,000.00    10,543,000.00            0.00       66,436.28        66,436.28     0.00        0.00       10,543,000.00
M11         9,585,000.00     9,585,000.00            0.00       60,399.48        60,399.48     0.00        0.00        9,585,000.00
P                 100.00           100.00            0.00      290,982.13       290,982.13     0.00        0.00              100.00
R                   0.00             0.00            0.00            0.00             0.00     0.00        0.00                0.00
TOTALS    930,686,100.00   853,604,658.63   24,513,276.60    4,167,978.48    28,681,255.08     0.00        0.00      829,091,382.03
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               NOTIONAL                                                        REALIZED    DEFERRED     NOTIONAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        958,481,913.00   881,400,633.89           0.00         1,791,127.87    1,791,127.87     0.00        0.00    856,887,357.29
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    CURRENT
                           BEGINNING                                                             ENDING             PASS-THRU
 CLASS        CUSIP        PRINCIPAL        PRINCIPAL            INTEREST         TOTAL          PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         46626LGX2      883.06666852      46.01418819          3.91425433        49.92844251       837.05248034      5.502500%
A2         46626LGY0      776.60006828      59.52956875          3.37351834        62.90308710       717.07049953      5.392500%
A3         46626LGZ7    1,000.00000000       0.00000000          4.43256947         4.43256947     1,000.00000000      5.502500%
A4         46626LHA1    1,000.00000000       0.00000000          4.49701400         4.49701400     1,000.00000000      5.582500%
M1         46626LHB9    1,000.00000000       0.00000000          4.56145829         4.56145829     1,000.00000000      5.662500%
M2         46626LHC7    1,000.00000000       0.00000000          4.57756934         4.57756934     1,000.00000000      5.682500%
M3         46626LHD5    1,000.00000000       0.00000000          4.58562479         4.58562479     1,000.00000000      5.692500%
M4         46626LHE3    1,000.00000000       0.00000000          4.67423585         4.67423585     1,000.00000000      5.802500%
M5         46626LHF0    1,000.00000000       0.00000000          4.69034699         4.69034699     1,000.00000000      5.822500%
M6         46626LHG8    1,000.00000000       0.00000000          4.77090294         4.77090294     1,000.00000000      5.922500%
M7         46626LHH6    1,000.00000000       0.00000000          5.17368088         5.17368088     1,000.00000000      6.422500%
M8         46626LHJ2    1,000.00000000       0.00000000          5.33479171         5.33479171     1,000.00000000      6.622500%
M9         46626LHK9    1,000.00000000       0.00000000          6.14034678         6.14034678     1,000.00000000      7.622500%
M10        46626LHL7    1,000.00000000       0.00000000          6.30145879         6.30145879     1,000.00000000      7.822500%
M11        46626LHM5    1,000.00000000       0.00000000          6.30145853         6.30145853     1,000.00000000      7.822500%
P             N/A       1,000.00000000       0.00000000  2,909,821.30000000 2,909,821.30000000     1,000.00000000      0.000000%
TOTALS                    917.17783110      26.33893060          4.47839339        30.81732399       890.83890050
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       CURRENT
                           BEGINNING                                                                ENDING             PASS-THRU
 CLASS        CUSIP        NOTIONAL         PRINCIPAL            INTEREST           TOTAL           NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C             N/A        919.57982924      0.00000000           1.86871327         1.86871327       894.00472317        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Dates:

Record Date                                                                                           07/24/06
Determination Date                                                                                    07/17/06
Distribution Date                                                                                     07/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                                432,524.66
Group 1                                                                                             168,753.04
Group 2                                                                                             263,771.62

Principal Prepayments (Total)                                                                    24,065,569.95
Group 1                                                                                          12,129,106.67
Group 2                                                                                          11,936,463.28

Curtailments (Total)                                                                                 15,246.17
Group 1                                                                                              10,048.47
Group 2                                                                                               5,197.70

Curtailment Interest Adjustments (Total)                                                                -64.18
Group 1                                                                                                 -13.86
Group 2                                                                                                 -50.32

Repurchase Principal (Total)                                                                              0.00
Group 1                                                                                                   0.00
Group 2                                                                                                   0.00

Substitution Amounts (Total)                                                                              0.00
Group 1                                                                                                   0.00
Group 2                                                                                                   0.00


Net Liquidation Proceeds (Total)                                                                          0.00
Group 1                                                                                                   0.00
Group 2                                                                                                   0.00

Other Principal Adjustments (Total)                                                                       0.00
Group 1                                                                                                   0.00
Group 2                                                                                                   0.00

Non Recoverable Principal Advances (Total)                                                              408.34
Group 1                                                                                                 408.34
Group 2                                                                                                   0.00

Interest Funds:

Gross Interest                                                                                    5,901,044.63
Group 1                                                                                           2,172,037.94
Group 2                                                                                           3,729,006.69

Servicing Fees                                                                                      367,250.27
Group 1                                                                                             135,359.31
Group 2                                                                                             231,890.96

Trustee Fees                                                                                          2,938.03
Group 1                                                                                               1,082.89
Group 2                                                                                               1,855.14

Custodian Fee                                                                                         1,469.00
Group 1                                                                                                 541.44
Group 2                                                                                                 927.56

Trust Oversight Manager Fees                                                                         11,017.51
Group 1                                                                                               4,060.78
Group 2                                                                                               6,956.73

Non Recoverable Interest Advances (Total)                                                             6,068.15
Group 1                                                                                               6,068.15
Group 2                                                                                                   0.00

Interest Adjustments from Prior Periods                                                                   0.00
Group 1                                                                                                   0.00
Group 2                                                                                                   0.00

Prepayment Penalties:

Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                           39
Group 1                                                                                                     20
Group 2                                                                                                     19

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                8,736,539.95
Group 1                                                                                           4,835,262.55
Group 2                                                                                           3,901,277.40

Amount of Prepayment Penalties Collected                                                            290,982.13
Group 1                                                                                             154,105.82
Group 2                                                                                             136,876.31
Available Remittance Amount                                                                      30,025,169.93

Principal Remittance Amount (Total)                                                              24,512,868.26
Group 1                                                                                          12,307,485.98
Group 2                                                                                          12,205,382.28

Interest Remittance Amount (Total)                                                                5,512,301.67
Group 1                                                                                           2,024,925.37
Group 2                                                                                           3,487,376.30

Pool Detail:

Beginning Number of Loans Outstanding                                                                    4,241
Group 1                                                                                                  1,691
Group 2                                                                                                  2,550

Ending Number of Loans Outstanding                                                                       4,139
Group 1                                                                                                  1,643
Group 2                                                                                                  2,496

Beginning Aggregate Loan Balance                                                                881,400,634.12
Group 1                                                                                         324,862,355.95
Group 2                                                                                         556,538,278.17

Ending Aggregate Loan Balance                                                                   856,887,357.52
Group 1                                                                                         312,554,461.63
Group 2                                                                                         544,332,895.89

Current Advances                                                                                          0.00
Group 1                                                                                                   0.00
Group 2                                                                                                   0.00

Aggregate Advances                                                                                        0.00
Group 1                                                                                                   0.00
Group 2                                                                                                   0.00

Weighted Average Remaining Term To Maturity                                                             351.36
Group 1                                                                                                 352.00
Group 2                                                                                                 351.00

Weighted Average Net Mortgage Rate                                                                    7.51309%
Group 1                                                                                               7.50223%
Group 2                                                                                               7.51943%

Interest Accrual Period
Start Date                                                                                       June 26, 2006
End Date                                                                                         July 25, 2006
Number of Days in Accrual Period                                                                            29


Delinquent Mortgage Loans
Group 1
Category           Number      Principal Balance        Percentage
1 Month              57              9,933,762.80           3.18%
2 Month              22              4,770,250.96           1.53%
3 Month              2                 337,133.44           0.11%
Total                81             15,041,147.20           4.81%

Delinquent Mortgage Loans
Group 2
Category           Number      Principal Balance        Percentage
1 Month              84             19,458,028.38           3.57%
2 Month              42              8,430,575.72           1.55%
3 Month              30              4,434,963.81           0.81%
Total               156             32,323,567.91           5.94%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.


Bankruptcies
Group Number   Number of Loans       Principal Balance      Percentage
      1               1                   92,000.00             0.03%
      2               11               2,923,539.32             0.54%
Total                 12               3,015,539.32             0.35%


Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                  0
Principal Balance of Bankruptcy Loans that are Current                                                    0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                       0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                         0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                      0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                        0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                     1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                  92,000.00
Total Number of Bankruptcy Loans                                                                             1
Total Principal Balance of Bankruptcy Loans                                                          92,000.00

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                  7
Principal Balance of Bankruptcy Loans that are Current                                              943,223.99
Number of Bankruptcy Loans that are 1 Month Delinquent                                                       1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                   648,744.65
Number of Bankruptcy Loans that are 2 Months Delinquent                                                      0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                        0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                     3
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                               1,331,570.68
Total Number of Bankruptcy Loans                                                                            11
Total Principal Balance of Bankruptcy Loans                                                       2,923,539.32


Foreclosures
Group Number  Number of Loans      Principal Balance       Percentage
      1             26                5,814,815.47              1.86%
      2             35               12,612,177.47              2.32%
Total               61               18,426,992.94              2.15%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                 0
Principal Balance of Foreclosure Loans that are Current                                                   0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                      0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                        0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                     0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                       0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                   26
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                              5,814,815.47
Total Number of Foreclosure Loans                                                                           26
Total Principal Balance of Foreclosure Loans                                                      5,814,815.47

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                 0
Principal Balance of Foreclosure Loans that are Current                                                   0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                      0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                        0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                     0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                       0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                   35
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                             12,612,177.47
Total Number of Foreclosure Loans                                                                           35
Total Principal Balance of Foreclosure Loans                                                     12,612,177.47


REO Properties
Group Number     Number of Loans      Principal Balance       Percentage
      1                 0                  0.00                0.00%
      2                 0                  0.00                0.00%
Total                   0                  0.00                0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                         0
Principal Balance of REO Loans that are Current                                                           0.00
Number of REO Loans that are 1 Month Delinquent                                                              0
Principal Balance of REO Loans that are 1 Month Delinquent                                                0.00
Number of REO Loans that are 2 Months Delinquent                                                             0
Principal Balance of REO Loans that are 2 Months Delinquent                                               0.00
Number of REO Loans that are 3+ Months Delinquent                                                            0
Principal Balance of REO Loans that are 3+ Months Delinquent                                              0.00
Total Number of REO Loans                                                                                    0
Total Principal Balance of REO Loans                                                                      0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                         0
Principal Balance of REO Loans that are Current                                                           0.00
Number of REO Loans that are 1 Month Delinquent                                                              0
Principal Balance of REO Loans that are 1 Month Delinquent                                                0.00
Number of REO Loans that are 2 Months Delinquent                                                             0
Principal Balance of REO Loans that are 2 Months Delinquent                                               0.00
Number of REO Loans that are 3+ Months Delinquent                                                            0
Principal Balance of REO Loans that are 3+ Months Delinquent                                              0.00
Total Number of REO Loans                                                                                    0
Total Principal Balance of REO Loans                                                                      0.00


REO Property Scheduled Balance
Group Number    Loan Number       REO Date         Schedule Principal Balance
                                                              0.00
Total                                                         0.00


Principal Payoffs by Group occurred in this Distribution
Group Number      Number of Loans    Principal Balance      Percentage
      1                  0              12,129,106.67           3.88%
      2                  0              11,936,463.28           2.19%
Total                    0              24,065,569.95           2.81%


Realized Loss Group Report
Group Number     Current Loss     Cumulative Loss       Ending Balance     Balance of Liquidated Loans     Net Liquidation Proceeds
1                  0.00                0.00              312,554,461.63                0.00                        0.00
2                  0.00                0.00              544,332,895.89                0.00                        0.00
TOTAL              0.00                0.00              856,887,357.52                0.00                        0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                             0.00
Group 1                                                                                                    0.00
Group 2                                                                                                    0.00

Cumulative Realized Losses - Reduced by Recoveries                                                         0.00
Group 1                                                                                                    0.00
Group 2                                                                                                    0.00

Current Applied Losses                                                                                     0.00
Cumulative Applied Losses                                                                                  0.00

Initial Cut-off Scheduled Balance Adjustment                                                         401,190.94
Group 1                                                                                              152,074.49
Group 2                                                                                              249,116.45

Trigger Event                                                                                                NO
TEST I - Trigger Event Occurrence                                                                            NO
(Is Delinquency Percentage > 32.25% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                 4.41406%
32.25% of of Senior Enhancement Percentage                                                             8.98232%
OR
TEST II - Trigger Event Occurrence                                                                           NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                   0.00000%
Required Cumulative Loss %                                                                             0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                             27,795,975.48
Ending Overcollateralization Amount                                                               27,795,975.48
Ending Overcollateralization Deficiency                                                                    0.00
Overcollateralization Release Amount                                                                       0.00
Monthly Excess Interest                                                                            1,636,121.48
Payment to Class C                                                                                 1,791,127.87
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                          0.00
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Interest Carryforward Amount Paid This Period                                                              0.00
Class A-1                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Swap Account:
Net Swap Payment Due                                                                                       0.00
Net Swap Payment Paid                                                                                      0.00
Net Swap Receipt Due                                                                                 156,230.88

Beginning Balance                                                                                      1,000.00
Additions to the Swap Account                                                                        156,230.88
Withdrawals from the Swap Account                                                                    156,230.88
Ending Balance                                                                                         1,000.00

Basis Risk Reserve Fund Account:

Beginning Balance                                                                                      1,000.00
Additions to the Basis Risk Reserve Fund                                                                 816.16
Dividend Earnings on the Basis Risk Reserve Fund                                                           0.00
Withdrawals from the Basis Risk Reserve Fund                                                             816.16
Ending Balance                                                                                         1,000.00

Basis Risk Reserve Carryover:

Interest Carryover Amount Occurred This Period
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                               427.50
Class M-11                                                                                               388.66

Interest Carryover Amount Paid This Period
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                               427.50
Class M-11                                                                                               388.66

Remaining Interest Carryover Amount
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class M-1                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                             0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                       0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                       0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                       0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                      0.00
Prepayment Interest Shortfall Allocated to Class C                                                         0.00

Total Relief Act Interest Shortfall occurred this distribution                                             0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                       0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                       0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                       0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                      0.00
Relief Act Interest Shortfall Allocated to Class C                                                         0.00

Available Net Funds Cap to Libor Certificates                                                          7.772164

One-Month LIBOR for Such Distribution Date                                                             5.322500

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date

Class A-1                                                                                              5.502500
Class A-2                                                                                              5.392500
Class A-3                                                                                              5.502500
Class A-4                                                                                              5.582500
Class M-1                                                                                              5.662500
Class M-2                                                                                              5.682500
Class M-3                                                                                              5.692500
Class M-4                                                                                              5.802500
Class M-5                                                                                              5.822500
Class M-6                                                                                              5.922500
Class M-7                                                                                              6.422500
Class M-8                                                                                              6.622500
Class M-9                                                                                              7.622500
Class M-10                                                                                             7.822500
Class M-11                                                                                             7.822500

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Deferred Amount Paid This Period                                                                           0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Deferred Amount Occurred This Period                                                                       0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Remaining Deferred Amount
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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